Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The Company’s intangible assets consisted of the following:

	June 30, 2026	December 31, 2025
Brands	$172,754	$175,649
Software development costs	1,118,611	1,083,801
Customer relationships	1,595,439	1,599,386
Computer software	43,784	46,241
Gross carrying value	$2,930,588	$2,905,077

Brands	145,425	139,345
Software development costs	870,714	823,006
Customer relationships	1,077,992	1,026,285
Computer software	43,896	42,391
Accumulated amortization	$2,138,027	$2,031,027
Intangible assets, net	$792,561	$874,050